Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Cash and Cash Equivalents
Cash and cash equivalents break down as follows:

	12.31.19	12.31.18	12.31.17
Cash and Due from Banks	130,649,061	220,456,335	133,903,229
Argentine Central Bank’s Bills and Notes Maturing up to 90 Days	58,141,095	107,862,909	38,430,053
Reverse repurchase Transactions Debtors	29,996,370	3,165,191	21,927,992
Loans to Financial Institutions	—	1,442,948	2,123,635
Overnight Placements in Foreign Banks	7,874,718	8,154,165	656,375
Mutual Funds	4,968,775	5,937,360	5,505,532
Time Deposits	488,928	439,959	447,675

Total Cash and Cash Equivalents	232,118,947	347,458,867	202,994,491